Stockholders' Equity	9 Months Ended
Sep. 30, 2014
Stockholders' Equity

12. Stockholders’ Equity

Convertible Preferred Stock (in thousands, except share and per share amounts) (September 30, 2014 amounts unaudited)

We have shares of preferred stock authorized and outstanding as follows:

	December 31,		September 30, 2014
	2012	2013
			(unaudited)
Preferred stock, $0.01 par value; 246,470,064 total shares authorized at December 31, 2012, December 31, 2013 and 250,614,174 total shares authorized at September 30, 2014:
Series A convertible preferred stock, 68,025,100 shares designated at December 31, 2012, December 31, 2013 and 67,651,596 shares designated at September 30, 2014; 65,270,988, 66,100,340 and 66,422,077 shares issued and outstanding at December 31, 2012, December 31, 2013 and September 30, 2014; aggregate liquidation preference of $17,371, $17,599 and $17,685 at December 31, 2012, December 31, 2013 and September 30, 2014	$17,181	$17,402	$17,487
Series B convertible preferred stock, 65,642,104 shares designated at December 31, 2012, December 31, 2013 and 65,577,300 shares designated at September 30, 2014; 65,577,300 shares issued and outstanding at December 31, 2012, December 31, 2013 and September 30, 2014; aggregate liquidation preference of $12,268 at December 31, 2012, December 31, 2013 and September 30, 2014	12,164	12,164	12,164
Series C convertible preferred stock, 62,486,436 shares designated at December 31, 2012, December 31, 2013 and September 30, 2104; 62,486,436 shares issued and outstanding at December 31, 2012, December 31, 2013 and September 30, 2014; aggregate liquidation preference of $24,490 at December 31, 2012, December 31, 2013 and September 30, 2014	24,388	24,388	24,388
Series D convertible preferred stock, 36,030,712 shares designated at December 31, 2012, December 31, 2013 and September 30, 2014; 36,030,712 shares issued and outstanding at December 31, 2012, December 31, 2013 and September 30, 2014; aggregate liquidation preference of $32,044 at December 31, 2012, December 31, 2013 and September 30, 2014	31,943	31,943	31,943
Series E convertible preferred stock, 14,285,712 shares designated at December 31, 2012, December 31, 2013 and 10,000,000 shares designated at September 30, 2014; 10,000,000 shares issued and outstanding at December 31, 2012, December 31, 2013 and September 30, 2014; aggregate liquidation preference of $17,500 at December 31, 2012, December 31, 2013 and September 30, 2014	17,347	17,347	17,347
Series F convertible preferred stock, 0, 0 and 8,868,130 shares designated at December 31, 2012, December 31, 2013 and September 30, 2014; 0, 0 and 8,834,486 shares issued and outstanding at December 31, 2012, December 31, 2013 and September 30, 2014; aggregate liquidation preference of $0, $0 and $89,858 at December 31, 2012, December 31, 2013 and September 30, 2014	—	—	89,661

Subtotal	$103,023	$103,244	$192,990

Unamortized compensation associated with Series F convertible preferred stock	—	—	(15,690)

Total preferred stock	$103,023	$103,244	$177,300

At December 31, 2013 and September 30, 2014, we had 1,635,760 and 1,189,392 shares of Series A convertible preferred stock subject to outstanding warrants and reserved for future issuance, respectively. Warrants to purchase Series A convertible preferred stock are fully exercisable with an exercise price of $0.2663 per share. The warrants expire in 2015 and 2018.

In June 2012, we issued 10.0 million shares of Series E convertible at $1.75 per share for aggregate gross cash consideration of $17.5 million. The shares are convertible into shares of our common stock, par value $0.01 per share, initially on a one-for-one basis, as adjusted from time to time pursuant to the anti-dilution provisions of the our certificate of incorporation. The two investors in the Series E convertible preferred stock were KPCB Holdings, Inc., as nominee (KPCB), and John J. Mack, a member of the our board of directors. In conjunction with the Series E financing, our board of directors appointed Mary Meeker, General Partner of KPCB, as a director. In connection with our private placement of Series E convertible preferred stock, we incurred transaction expenses of $0.2 million that were recorded as a reduction to gross proceeds.

In connection with the sale of Series E convertible preferred stock in June 2012, we filed an Amended and Restated Certificate of Incorporation with the State of Delaware, which reduced the total number of shares that we were authorized to issue from 632,184,352 shares to 606,470,064 shares, 360,000,000 shares of which were designated as common stock, and 246,470,064 shares of which were designated as preferred stock. Of the total shares of preferred stock, 68,025,100 shares were designated as Series A Preferred Stock, 65,642,104 shares were designated as Series B Preferred Stock, 62,486,436 shares were designated as Series C Preferred Stock, 36,030,712 shares were designated as Series D Preferred Stock and 14,285,712 shares were designated as Series E Preferred Stock. The number of authorized shares of common stock may be increased or decreased (but not below the number of shares of common stock then outstanding) by the affirmative vote of the holders of a majority of our preferred stock and common stock (voting together as a single class on an as-converted to common stock basis).

In connection with the Springstone acquisition, we sold an aggregate of 6,390,556 shares of our Series F convertible preferred stock, par value $0.01 per share (Financing Shares) for aggregate gross proceeds of approximately $65.0 million, pursuant to a Series F Preferred Stock Purchase Agreement. We sold the Financing Shares pursuant to an exemption from registration under Section 4(a)(2) of the Securities Act of 1933, as amended; all investors in the financing were “accredited investors” (as defined under Rule 501 of Regulation D) and we made no general solicitation for the sale of the Financing Shares. The Financing Shares are convertible into shares of common stock, par value $0.01 per share, on a one-for-one basis, as adjusted from time to time pursuant to the anti-dilution provisions of our Restated Certificate of Incorporation. (Unaudited.)

In connection with the sale of Series F convertible preferred stock in April 2014, we filed a Restated Certificate of Incorporation with the State of Delaware, which increased the total number of shares that we were authorized to issue from 606,470,064 shares to 622,614,174, 372,000,000 shares of which were designated as common stock and 250,614,174 shares of which were designated as preferred stock. Of the total shares of preferred stock, 67,651,596 shares were designated as Series A Preferred Stock, 65,577,300 shares were designated as Series B Preferred Stock, 62,486,436 shares were designated as Series C Preferred Stock, 36,030,712 shares were designated as Series D Preferred Stock, 10,000,000 shares were designated as Series E Preferred Stock and 8,868,130 were designated as Series F Preferred Stock. (Unaudited.)

As part of the Springstone acquisition, the sellers received shares of our Series F convertible preferred stock having an aggregate value of $25 million (Share Consideration). $22.1 million of the Share Consideration is subject to certain vesting and forfeiture conditions over a three-year period for key continuing employees. This is accounted for as a compensation arrangement and expensed over the three-year vesting period. For the nine months ended September 30, 2014, we recognized $6.4 million of compensation expense, which is reported in general and administrative expenses related to this arrangement. (Unaudited.)

The outstanding shares of convertible preferred stock are not mandatorily or otherwise redeemable. The sale of all, or substantially all, of our assets, a consolidation or merger with another company, or a transfer of voting control in excess of 50% our voting power are all events that are deemed to be a liquidation and would trigger the payment of liquidation preferences under the preferred stock agreements. All such events require approval of our board of directors. However, in such events all holders of equal or more subordinate equity instruments would also be entitled to also receive the same form of consideration after any liquidation preferences. Therefore, based on the guidance of ASC 480-10-S99, the non-redeemable convertible preferred stock has been classified within stockholders’ equity on the consolidated balance sheet. See further discussion of the revision to the classification of our preferred stock from temporary equity to permanent stockholders’ equity in Note 2—Summary of Significant Accounting Policies—Reclassifications. The significant terms of outstanding Series A, Series B, Series C, Series D, Series E and Series F convertible preferred stock are as follows:

Conversion—Each share of convertible preferred stock is convertible, at the option of the holder, initially, into one share of common stock (subject to adjustments for events of dilution). Each share of convertible preferred stock will automatically be converted upon the earlier of: (i) the closing of an underwritten public offering of our common stock with aggregate gross proceeds that are at least $30.0 million; or (ii) the consent of the holders of a 55% majority of outstanding shares of convertible preferred stock, voting together as a single class, on an as-converted to common stock basis. Our preferred stock agreements contain certain anti-dilution provisions, whereby if we issue additional shares of capital stock for an effective price lower than the conversion price for a series of preferred stock immediately prior to such issue, then the existing conversion price of such series of preferred stock will be reduced. We determined that while our convertible preferred stock contains certain anti-dilution features, the conversion feature embedded within its convertible preferred stock does not require bifurcation under the guidance of ASC 815, Derivatives and Hedging Activities.

Liquidation preference—Upon any liquidation, winding up or dissolution of us, whether voluntary or involuntary (Liquidation Event), before any distribution or payment shall be made to the holders of any common stock, the holders of convertible preferred stock shall, on a pari passu basis, be entitled to receive by reason of their ownership of such stock, an amount per share of Series A convertible preferred stock equal to $0.2663 (as adjusted for stock splits, recapitalizations and the like) plus all declared and unpaid dividends (Series A Preferred Liquidation Preference), an amount per share of Series B convertible preferred stock equal to $0.1871 (as adjusted for stock splits, recapitalizations and the like) plus all declared and unpaid dividends (Series B Preferred Liquidation Preference), an amount per share of Series C convertible preferred stock equal to $0.3919 (as adjusted for stock splits, recapitalizations and the like), an amount per share of Series D convertible preferred stock equal to $0.8894, an amount per share of Series E convertible preferred stock equal to $1.75 and an amount per share of Series F convertible preferred stock equal to $10.17 (unaudited) (as adjusted for stock splits, recapitalizations and the like). However, if upon any such Liquidation Event, our assets shall be insufficient to make payment in full to all holders of convertible preferred stock of their respective liquidation preferences, then the entire assets of ours legally available for distribution shall be distributed with equal priority between the preferred holders based upon the amounts such series was to receive. Any excess assets, after payment in full of the liquidation preferences to the convertible preferred stockholders, are then allocated to the holders of common and preferred stockholders, pro-rata, on an as-if-converted to common stock basis.

Dividends—If and when declared by the Board, the holders of Series A, Series B, Series C, Series D and Series E convertible preferred stock, on a pari passu basis, will be entitled to receive non-cumulative dividends at a rate of 6% per annum in preference to any dividends on common stock (subject to adjustment for certain events). The holders of Series A, Series B, Series C, Series D, Series E and Series F convertible preferred stock are also entitled to receive with common stockholders, on an as-if-converted basis, any additional dividends issued by us. As of December 31, 2013 and September 30, 2014, we have not declared any dividends.

Voting rights—Generally, preferred stockholders had one vote for each share of common stock that would have been issuable upon conversion of preferred stock. Voting as a separate class, and on an as-converted to common stock basis, the Series A convertible preferred stockholders were entitled to elect two members of our board of directors and the holders of Series B convertible preferred stockholders were entitled to elect one member of our board of directors. The Series C and Series D convertible preferred stockholders were not entitled to elect any members of our board of directors. The Series E convertible preferred stockholders were entitled to nominate members to our board of directors, and any nominee was subject to the vote of all convertible preferred stockholders. The holders of common stock, voting as a separate class, were entitled to elect one member of our board directors. The remaining directors were elected by the convertible preferred stockholders and common stockholders voting together as a single class on an as-converted to common stock basis.

In connection with the filing our Restated Certificate of Incorporation in April 2014, the Series A convertible preferred stockholders, voting together as a separate class on an as-converted to common stock basis, are entitled to elect two members of our board of directors and the holders of Series B convertible preferred stockholders, voting together as a separate class on an as-converted to common stock basis, are entitled to elect one member of our board of directors. The Series C, Series D, Series E and Series F convertible preferred stockholders are not entitled to elect any members of our board of directors. The holders of preferred stock, voting together as a separate class on an as-converted to common stock basis, are entitled to elect one member of our board of directors. The holders of common stock, voting together as a separate class, are entitled to elect one member of our board of directors. The remaining directors are elected by the convertible preferred stockholders and common stockholders voting together as a single class on an as-converted to common stock basis. (Unaudited.)

Common Stock

We have shares of common stock authorized and reserved for future issuance as follows as of:

	December 31, 2013	September 30, 2014
		(unaudited)
Options to purchase common stock	43,314,728	54,587,814
Options available for future issuance	7,756,492	3,359,320
Common stock warrants	780,940	625,988

Total common stock authorized and reserved for future issuance	51,852,160	58,573,122

During the year ended December 31, 2013, we issued 8,931,876 shares of common stock in exchange for proceeds of $1.7 million upon the exercise of employee stock options. During the nine months ended September 30, 2014, we issued 5,638,830 shares of common stock in exchange for proceeds of $3.0 million upon the exercise of employee stock options (unaudited). During the year ended December 31, 2013, we issued 957,876 shares of common stock for proceeds of $0.2 million upon the exercise of warrants to purchase common stock. During the nine months ended September 30, 2014, we issued 295,720 common shares for proceeds of $0.1 million upon the exercise of common stock warrants (unaudited). Common stock warrants are fully exercisable with exercise prices of $0.01 to $0.3919 per share and expire in 2021.